Commitments and Contingencies (Tables)	9 Months Ended
Sep. 30, 2012
Loan Repurchase Demands [Abstract]
Tabular Disclosure Of Liability For Loan Repurchase Demands

Loans Sold to Investors.

Generally, MortCo was not exposed to significant credit risk on its loans sold to investors. In the normal course of business, MortCo provided certain representations and warranties during the sale of mortgage loans which obligated it to repurchase loans which are subsequently unable to be sold through the normal investor channels. The repurchased loans were secured by the related real estate properties, and can usually be sold directly to other permanent investors. There can be no assurance, however, that MortCo will be able to recover the repurchased loan value either through other investor channels or through the assumption of the secured real estate.

MortCo has recognized a liability, which is included in “Accounts payable, accrued expenses and other” in the accompanying consolidated balance sheets, for the estimated fair value of this obligation. Changes in this liability for the nine months ended September 30, 2012 and 2011 are presented in the table below:

(in thousands)
	Nine Months Ended September 30,
	2012	2011
Balance - Beginning of period	$5,087	$5,087
Settlements	(175)	-
Balance - End of period	$4,912	$5,087